Inventories	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories

9. Inventories

	2024	2023
Soybean	107,538	72,003
Corn	19,387	38,025
Bean	22,579	5,560
Cotton	17,288	31,181
Other harvests	681	2,118
Agricultural products – trainings costs	167,473	148,887
Agricultural products – fair value	14,030	3,537
Raw materials	52,039	61,260
	233,542	213,684

9.1 Adjustment realizable value of inventories of agricultural products

At June 30, 2022	(7,775)
Adjustment to recoverable value of agricultural products, net	(47,708)
Realization as cost of sales	36,918
At June 30, 2023	(18,565)
Adjustment to recoverable value of agricultural products, net	(1,091)
Realization as cost of sales	18,894
At June 30, 2024	(762)